Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2025
Organization and Principal Activities [Abstract]
Schedule of Company's Subsidiaries

As of December 31, 2025, the Company’s subsidiaries are as follows:

Entity Name	Registered Location	Percentage of ownership	Date of incorporation	Principal activities
康复国际医疗有限公司 Kang Fu International Medical Co., Limited (“Kang Fu”)	Hong Kong	100% by Meihua	October 13, 2015	Investment holding
扬州华达医疗器械有限公司 Yangzhou Huada Medical Device Co., Ltd. (“Yangzhou Huada”)	Yangzhou	100% by Kang Fu	December 24, 2001	Medical Equipment Sales
江苏亚达科技集团有限公司 Jiangsu Jiangsu Yada Technology Group Co., Ltd. (“Jiangsu Jiangsu Yada”)	Yangzhou	100% by Yangzhou Huada	December 5, 1991	Medical Equipment Sales
江苏华东医疗器械实业有限公司 Jiangsu Jiangsu Huadong Medical Device Industrial Co., Ltd. (“Jiangsu Jiangsu Huadong”)	Yangzhou	100% by Jiangsu Yada	November 18, 2000	Medical Equipment Sales
海南瑞营科技有限公司 Hainan Ruiying Technology Co., Ltd. (“Hainan Ruiying”)	Hainan	51% by Jiangsu Huadong	October 25, 2023	Medical Equipment Sales
美华未来制造有限公司 Meihua Future Manufacturing Limited (“Meihua Future”)	New York	100% by Meihua	July 31, 2025	SaaS service and development